Taxes on Income (Details 3) (USD $) In Millions, unless otherwise specified	3 Months Ended			6 Months Ended	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Mar. 31, 2012	Jun. 30, 2013	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Effective Income Tax Rate, Continuing Operations, Tax Rate Reconciliation [Abstract]
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate					35.00%	35.00%	35.00%
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential					(3.20%)	(3.30%)	(32.10%)
Effective Income Tax Rate Reconciliation, State and Local Income Taxes					2.90%	3.20%	(5.20%)
Effective Income Tax Rate Reconciliation, Change in Enacted Tax Rate					(1.00%)	0.50%	5.10%
Effective Income Tax Rate Reconciliation, Nondeductible Expense					2.30%	(1.10%)	(24.00%)
Effective Income Tax Rate Reconciliation withholding Taxes					1.70%	2.00%	26.20%
Effective Income Tax Rate Reconciliation, Tax Contingencies					(0.60%)	(0.80%)	11.20%
Effective Income Tax Rate Reconciliation, Change in Deferred Tax Assets Valuation Allowance					7.90%	0.60%	85.10%
Effective Income Tax Rate Reconciliation, Other Adjustments					0.20%	2.40%	1.80%
Effective Tax Rate (as a percent)	42.40%	41.20%	64.30%	49.80%	45.20%	38.50%	103.10%
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Balance at the beginning of the period			$ 21.6	$ 17.2	$ 21.6	$ 27.2	$ 25.6
Unrecognized Tax Benefits, Increases Resulting from Prior Period Tax Positions					(6.8)	(9.5)	0.3
Unrecognized Tax Benefits, Increases Resulting from Current Period Tax Positions					2.4	3.9	1.3
Unrecognized Tax Benefits, Decreases Resulting from Settlements with Taxing Authorities					0	0	0
Balance at the end of the period					$ 17.2	$ 21.6	$ 27.2